Segmental analysis	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segmental analysis	Note 4: Segmental analysis
The Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee
(GEC) of the Lloyds Banking Group has been determined to be the chief operating decision-maker, as defined by IFRS 8 Operating Segments, for the Group. The Group’s operating segments reflect its organisational and management structures. The GEC reviews the Group’s internal reporting based around these segments in order to assess performance and allocate resources. They consider interest income and expense on a net basis and consequently the total interest income and expense for all reportable segments is presented net. The segments are differentiated by the type of products provided and by whether the customers are individuals or corporate entities.
The Group has two operating and reportable segments: Retail and Commercial Banking:
•Retail offers a broad range of financial services products to personal customers, including current accounts, savings, mortgages, credit cards, unsecured loans, motor finance and leasing solutions. Its aim is to build enduring relationships that meet more of its customers’ financial needs and improves their financial resilience throughout their lifetime
•Commercial Banking serves small and medium businesses and corporate and institutional clients, providing lending, transactional banking, working capital management, debt financing and risk management services whilst connecting the whole Group to clients
Other comprises income and expenditure not attributed to the Group’s operating segments. These amounts include the costs of certain central and head office functions.
Inter-segment services are generally recharged at cost, although some attract a margin. Inter-segment lending and deposits are generally entered into at market rates, except that non-interest bearing balances are priced at a rate that reflects the external yield that could be earned on such funds.
For the majority of those derivative contracts entered into by business units for risk management purposes, the business unit recognises the net interest income or expense on an accrual accounting basis and transfers the remainder of the movement in the fair value of the derivative to the central function where the resulting accounting volatility is managed where possible through the establishment of hedge accounting relationships. Any change in fair value of the hedged instrument attributable to the hedged risk is also recorded within the central function.
This allocation of the fair value of the derivative and change in fair value of the hedged instrument attributable to the hedged risk avoids accounting asymmetry in segmental results and leads to accounting volatility, which is managed centrally and reported within Other.
Note 4: Segmental analysis continued

Year ended 31 December 2024	Retail £m	Commercial Banking £m	Other £m	Group £m
Net interest income	8,934	3,265	393	12,592
Other income	2,058	1,073	1,348	4,479
Total income	10,992	4,338	1,741	17,071
Operating expenses	(7,779)	(2,375)	(1,773)	(11,927)
Impairment (charge) credit	(457)	(2)	3	(456)
Profit (loss) before tax	2,756	1,961	(29)	4,688

External income	13,269	5,606	(1,804)	17,071
Inter-segment (expense) income	(2,277)	(1,268)	3,545	–
Total income	10,992	4,338	1,741	17,071

External assets	386,199	82,731	142,283	611,213
External liabilities	324,727	135,396	111,343	571,466

Analysis of other income:
Net fee and commission income	271	794	(127)	938
Operating lease rental income	1,672	9	–	1,681
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	(157)	(157)
Other income	115	270	1,632	2,017
Other income	2,058	1,073	1,348	4,479

Other items reflected in income statement above:
Depreciation and amortisation	2,303	337	731	3,371
Defined benefit scheme charge	–	–	(11)	(11)
Non-income statement items:
Additions to fixed assets	3,485	99	1,355	4,939
Note 4: Segmental analysis continued

Year ended 31 December 2023	Retail £m	Commercial Banking £m	Other £m	Group £m
Net interest income	9,651	3,675	383	13,709
Other income	2,157	1,054	1,447	4,658
Total income	11,808	4,729	1,830	18,367
Operating expenses	(7,031)	(2,278)	(1,659)	(10,968)
Impairment (charge) credit	(831)	483	5	(343)
Profit before tax	3,946	2,934	176	7,056

External income	12,805	5,788	(226)	18,367
Inter-segment (expense) income	(997)	(1,059)	2,056	–
Total income	11,808	4,729	1,830	18,367

External assets	376,589	90,301	138,515	605,405
External liabilities	313,232	138,835	112,907	564,974

Analysis of other income:
Net fee and commission income	618	822	(88)	1,352
Operating lease rental income	1,373	10	–	1,383
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	(140)	(140)
Other income	166	222	1,675	2,063
Other income	2,157	1,054	1,447	4,658

Other items reflected in income statement above:
Depreciation and amortisation	1,927	408	516	2,851
Defined benefit scheme charge	–	–	(79)	(79)
Non-income statement items:
Additions to fixed assets	3,294	86	1,583	4,963
Note 4: Segmental analysis continued

Year ended 31 December 2022	Retail £m	Commercial Banking £m	Other £m	Group £m
Net interest income	9,746	3,227	132	13,105
Other income	1,684	947	1,009	3,640
Total income	11,430	4,174	1,141	16,745
Operating expenses	(5,696)	(2,207)	(1,296)	(9,199)
Impairment (charge) credit	(1,373)	(471)	392	(1,452)
Profit before tax	4,361	1,496	237	6,094

External income	11,996	3,375	1,374	16,745
Inter-segment (expense) income	(566)	799	(233)	–
Total income	11,430	4,174	1,141	16,745

External assets	372,585	89,536	154,807	616,928
External liabilities	314,051	140,923	122,895	577,869

Analysis of other income:
Net fee and commission income	555	822	(126)	1,251
Operating lease rental income	1,065	12	–	1,077
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	(76)	(76)
Other income	64	113	1,211	1,388
Other income	1,684	947	1,009	3,640

Other items reflected in income statement above:
Depreciation and amortisation	1,216	195	937	2,348
Defined benefit scheme charge	72	28	25	125
Non-income statement items:
Additions to fixed assets	2,146	94	1,464	3,704
Geographical areas
The Group’s operations are predominantly UK-based and as a result an analysis between UK and non-UK activities is not provided.